Other Equity Programs and Stock Rights (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	May 23, 2013	Mar. 06, 2013	Dec. 31, 2012	Dec. 31, 2014	Jan. 29, 2014
Equity, Class of Treasury Stock [Line Items]
Number of shares issued			0.2
Shares Sold In Secondary Public Offering By Third Party Ownership Group		19.3
Payment in Settlement of Stock Purchase Right	$ 4,900,000
2014 Stock Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Authorized Amount					2,000,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount				$ 1,524,500,000